Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value (in Dollars per share)	$ 2	$ 2
Ordinary shares, shares issued (in Shares)	3,906,471	2,218,206
Ordinary shares, shares outstanding (in Shares)	3,906,471	2,218,206